Pension Schemes - Summary of Defined Benefit Pension Expense (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UK schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.45%	2.05%	2.85%
Inflation	2.80%	2.95%	3.15%
US [member] | Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.45%	3.25%	4.20%
Inflation	2.50%	2.50%	2.50%